Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
22.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Zhongshi Qile (Beijing) Culture Media Co., Ltd. (“Zhongshi Culture”)	Fellow subsidiary
Shenzhen Meifu English Information Consulting Co., Ltd. (“Meifu English”)	Fellow subsidiary
Boston Global Education,INC (“Boston Global”)	Fellow subsidiary
Meten (U.S.A) Investment Holding Corporation (“Meten USA”)	Fellow subsidiary
Oxford International College Chengdu School (“Chengdu School”)	Fellow subsidiary
Meten International Educational Talent Management Service (Shenzhen) Co., Ltd (Meten Talent Service)	Fellow subsidiary
Shenzhen Sikete Education Technology Co., Ltd. (“Shenzhen Sikete”)	Associate of the Group
Xiamen Siming District Meten English Training School (“Xiamen Siming Meten School”)	Associate of the Group
Shenzhen Mengdian Network Technology Co., Ltd. (“Shenzhen Mengdian”)	Associate of the Group
Liketou (HK) Co., Ltd.	Entity under significant influence of a key management
Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”)	Fellow subsidiary
Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”)	Fellow subsidiary
Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”)	Fellow subsidiary
Xiamen Hanen Education Consulting Co., Ltd (“Xiamen Hanen”)	Entity under significant influence of a key management

(a)	Major transactions with related parties

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Advances from related parties
- Meifu English	7,354	912	4,000
- Chengdu School	20,155	195	23,300
- Shenzhen Meten Oversea	-	17,113	-
- Liketou (HK) Co., Ltd.	9,629	201	-
- Xiamen Siming Meten School	-	19	-
- Shenzhen Shuangge	-	11,958	480
- Zhongshi Culture	-	318	-
- Meten Talent Service	-	118	4,991
- Xiamen Hanen	-	250	-
- Mr. Zhao Jishuang	-	-	30,893
Total	37,138	31,084	63,664

Repayment of advances from related parties
- Meifu English	2,161	6,503	-
- Chengdu School	16,173	12,476	14,000
- Liketou (HK) Co., Ltd.	7,494	2,336	-
- Shenzhen Meten Oversea	-	17,113	-
- Zhongshi Culture	-	318	-
- Xiamen Hanen	-	250	-
- Meten Talent Service	-	118	128
- Xiamen Siming Meten School	509	-	-
- Shenzhen Shuangge	-	11,192	176
- Xiamen Siming Meten School	-	-	19
Total	26,337	50,306	14,323

Advances to related parties
- Meifu English	43,705	9,989	2,681
- Zhongshi Culture	1,693	640	104
- Xiamen Siming Meten School	32	156	-
- Chengdu School	142	146	17
- Shenzhen Shuangge	-	5,307	261
- Shenzhen Meten Oversea	-	24,309	4,253
- Meten Talent Service	451	4,476	2,502
- Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng	3,000	-	-
- Shenzhen Yilian Education	-	10	401
Total	49,023	45,033	10,219

Repayment of advances to related parties
- Meifu English	87,462	19,887	4,549
- Zhongshi Culture	1,050	989	126
- Meten USA	4,869	-	-
- Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng	-	13,000	-
- Xiamen Siming Meten School	3,563	-	-
- Chengdu School	88	151	49
- Shenzhen Shuangge	-	5,278	-
- Shenzhen Meten Oversea	-	24,253	1,045
- Boston Global	22	-	-
- Shenzhen Yilian Education	-	10	-
- Meten Talent Service	439	509	6,022
- Shenzhen Sikete	187	-	-
- Xiamen Siming Meten School	-	-	156
Total	97,680	64,077	11,947

(b)	Balances with related parties

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Amounts due from related parties
Current
- Zhongshi Culture	530	508
- Meifu English	4,618	2,751
- Xiamen Siming Meten School	401	246
- Chengdu School	49	17
- Meten Talent Service	3,979	458
- Shenzhen Meten Oversea	56	3,264
- Shenzhen Shuangge	29	289
- Shenzhen Yilian Education	-	401
Total	9,662	7,934

Amounts due to related parties
Current
- Meifu English	12	4,012
- Xiamen Siming Meten School	19	-
- Chengdu School	54	9,354
- Shenzhen Meten Oversea	766	1,070
- Meten Talent Service	-	4,863
- Mr. Zhao Jishuang		30,893
Total	851	50,192

(i)	Advances from/to these related parties are unsecured, interest free and repayable on demand.